Non-cash stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2023
Statement [Line Items]
Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value

Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance of December 31, 2021	922,701	14.15	€
Granted	354,770	2.79	€
Vested	(191,658)	17.96	€
Cancelled	(176,700)	13.99	€
Unvested balance as of December 31, 2022	909,113	11.18	€
Granted	342,900	3.08	€
Vested
Cancelled	(36,112)	11.10	€
Unvested balance as of June 30, 2023	1,215,901	8.90	€

Stock options [member]
Statement [Line Items]
Summary of Information on Stock Option Activity

Information on stock option activity follows:

	Options Exercisable	Weighted-Average Exercise Price Per Share	Options Outstanding	Weighted-Average Exercise Price Per Share		Remaining Average Useful Life
Balance as of December 31, 2021	7,566,679	24.78	€9,159,794	23.50		€5.3	y
Granted		-	828,549	4.18	€
Exercised		-
Forfeited or Expired		-	(1,201,079)	18.85	€

Balance as of December 31, 2022	7,400,519	24.58	€8,787,264	22.31		€4.6	y
Granted		-	1,835,411	2.86	€
Exercised		-	-	-
Forfeited or Expired		-	(22,638)	18.29	€

Balance as of June 30, 2023	7,800,007	23.84	€10,600,037	18.95		€5.1	y

Summary of assumptions Vesting Details

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2022	2023
Weighted-Average fair values of stock options granted	1.31€	1.65€
Assumptions:
Risk-free interest rate	0.00% - 2.49%	2.45% - 2.75%
Share entitlement per options	1	1
Exercise price	2.09€ - 7.22€	1.74€ - 3.17€
Grant date share fair value	1.91€-6.74€	1.70€-3.09€
Expected volatility	58.7% - 62.5%	63.7% - 64.4%
Expected term (in years)	6.03 - 6.15	6.03 - 6.15
Vesting conditions	Performance or Service	Performance or Service
Vesting period	Graded	Graded

Non Employee Warrants [Member]
Statement [Line Items]
Summary of Information on Stock Option Activity

Information on non-employee warrants activity follows:

	Warrants Exercisable	Weighted-Average Exercise Price Per Share	Warrants Outstanding	Weighted-Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2021	896,225	27.18	€896,225	27.18	€4.3	y
Granted
Exercised
Forfeited or Expired

Balance as of December 31, 2022	896,225	27.18	€896,225	27.18	€3.3	y
Granted
Exercised
Forfeited or Expired

Balance as of June 30, 2023	896,225	27.18	€896,225	27.18	€2.8	y